SHARE CAPITAL (Disclosure of outstanding options to acquire common shares) (Details)	12 Months Ended
	Mar. 31, 2025 Share $ / shares	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares
Options Outstanding
Number of options outstanding | Share	6,123,334	7,098,334
Weighted Average Remaining Contractual Life (years)	2 years 3 months 29 days	1 year 10 months 2 days
Weighted average exercise price	$ 2.32	$ 2.37
Options Exercisable
Number of share options exercisable | Share	4,793,750	6,390,001
Weighted average exercise price	$ 2.54	$ 2.41
Triera Biosciences Ltd [Member]
Options Outstanding
Number of options outstanding | Share	190,000	195,000	0
Weighted average exercise price	$ 1	$ 1	$ 0
$0.40 - $1.00 [Member]
Options Outstanding
Number of options outstanding | Share	633,334	2,333,334
Weighted Average Remaining Contractual Life (years)	3 months 10 days	9 months 14 days
Weighted average exercise price	$ 0.55	$ 0.48
Options Exercisable
Number of share options exercisable | Share	633,334	2,333,334
Weighted average exercise price	$ 0.55	$ 0.48
$0.40 - $1.00 [Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	0.4	0.4
$0.40 - $1.00 [Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 1	$ 1
$1.01 - $4.00 [Member]
Options Outstanding
Number of options outstanding | Share	4,465,000	3,025,000
Weighted Average Remaining Contractual Life (years)	2 years 9 months	2 years 6 months 7 days
Weighted average exercise price	$ 2.12	$ 2.63
Options Exercisable
Number of share options exercisable | Share	3,135,416	2,316,667
Weighted average exercise price	$ 2.37	$ 2.81
$1.01 - $4.00 [Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	1.01	1.01
$1.01 - $4.00 [Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 4	$ 4
$4.01 - $5.67[Member]
Options Outstanding
Number of options outstanding | Share	1,025,000	1,740,000
Weighted Average Remaining Contractual Life (years)	1 year 9 months 14 days	2 years 14 days
Weighted average exercise price	$ 4.27	$ 4.46
Options Exercisable
Number of share options exercisable | Share	1,025,000	1,740,000
Weighted average exercise price	$ 4.27	$ 4.46
$4.01 - $5.67[Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	4.01	4.01
$4.01 - $5.67[Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 5.67	$ 5.67
$0.00 - $1.00 [Member] | Triera Biosciences Ltd [Member]
Options Outstanding
Number of options outstanding | Share	200,000	195,000
Weighted Average Remaining Contractual Life (years)	3 years 2 months 19 days	4 years 3 months
Weighted average exercise price	$ 1	$ 1
Options Exercisable
Number of share options exercisable | Share	196,666	65,000
Weighted average exercise price	$ 1	$ 1
$0.00 - $1.00 [Member] | Minimum [Member] | Triera Biosciences Ltd [Member]
Options Outstanding
Weighted average exercise price	0	0
$0.00 - $1.00 [Member] | Maximum [Member] | Triera Biosciences Ltd [Member]
Options Outstanding
Weighted average exercise price	$ 1	$ 1